OPERATING SEGMENTS - Financial performance by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial performance by operating segment
Total interest and valuation on financial instruments	$ 26,796,947	$ 16,135,745	$ 16,688,650
Interest income on loans and financial leases	24,783,493	15,344,290	16,132,977
Total debt investments		777,612	841,959
Derivatives		33,637	(337,796)
Total liquidity operations		(19,794)	51,510
Interest expenses	(8,442,470)	(4,351,556)	(5,863,008)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	18,354,477	11,784,189	10,825,642
Total credit impairment charges, net	(3,791,697)	(2,420,530)	(7,526,449)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,562,780	9,363,659	3,299,193
Fees and commissions income	6,370,526	5,293,804	4,598,413
Fees and commissions expenses	(2,590,166)	(1,860,683)	(1,561,585)
Total fees and commission income, net	3,780,360	3,433,121	3,036,828
Other operating income (Expense)		2,022,141	1,844,572
Dividends and net income on equity investments	235,854	328,344	123,325
Total operating income, net	20,632,429	15,147,265	8,303,918
Operating expenses		(8,242,695)	(7,157,355)
Impairment, depreciation and amortization	(980,575)	(920,558)	(837,790)
Total operating expenses	(10,887,643)	(9,163,253)	(7,995,145)
Profit (Loss) before income tax	9,744,786	5,984,012	308,773
Banking Colombia
OPERATING SEGMENTS
Threshold Revenue, bank corporate and government sales force targets and specializes	100,000
Operating Segments
Financial performance by operating segment
Total interest and valuation on financial instruments	26,796,947	16,135,317	16,687,505
Interest income on loans and financial leases	24,783,493	15,343,862	16,131,832
Total debt investments	1,787,088	777,612	841,959
Derivatives	171,381	33,637	(337,796)
Total liquidity operations	54,985	(19,794)	51,510
Interest expenses	(8,442,470)	(4,351,556)	(5,863,008)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	18,354,477	11,783,761	10,824,497
Total credit impairment charges, net	(3,791,697)	(2,413,226)	(7,533,731)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,562,780	9,370,535	3,290,766
Fees and commissions income	6,370,526	5,293,804	4,598,413
Fees and commissions expenses	(2,590,166)	(1,860,683)	(1,561,585)
Total fees and commission income, net	3,780,360	3,433,121	3,036,828
Other operating income (Expense)	2,053,435	2,023,144	1,845,368
Dividends and net income on equity investments	235,854	328,344	105,286
Total operating income, net	20,632,429	15,155,144	8,278,248
Operating expenses	(9,907,068)	(8,242,695)	(7,157,355)
Impairment, depreciation and amortization	(980,575)	(919,763)	(836,887)
Total operating expenses	(10,887,643)	(9,162,458)	(7,994,242)
Profit (Loss) before income tax	9,744,786	5,992,686	284,006
Operating Segments | Banking Colombia
Financial performance by operating segment
Total interest and valuation on financial instruments	20,727,335	11,498,013	11,944,262
Interest income on loans and financial leases	19,263,960	11,118,035	11,859,262
Total debt investments	1,361,299	399,517	451,781
Derivatives	108,255	17,263	(381,725)
Total liquidity operations	(6,179)	(36,802)	14,944
Interest expenses	(6,333,834)	(2,666,843)	(3,914,661)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,393,501	8,831,170	8,029,601
Total credit impairment charges, net	(2,971,599)	(2,122,515)	(5,889,710)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,421,902	6,708,655	2,139,891
Revenues (Expenses) from transactions with other operating segments of the Bank	(32,163)	18,458	142
Fees and commissions income	4,684,563	3,841,472	3,291,382
Fees and commissions expenses	(2,099,585)	(1,524,691)	(1,313,286)
Total fees and commission income, net	2,584,978	2,316,781	1,978,096
Other operating income (Expense)	(72,994)	653,968	817,677
Dividends and net income on equity investments	(8,058)	93,769	43,737
Total operating income, net	13,893,665	9,791,631	4,979,543
Operating expenses	(6,600,686)	(5,550,033)	(4,967,506)
Impairment, depreciation and amortization	(613,807)	(529,662)	(405,811)
Total operating expenses	(7,214,493)	(6,079,695)	(5,373,317)
Profit (Loss) before income tax	6,679,172	3,711,936	(393,774)
Operating Segments | Banking Panama
Financial performance by operating segment
Total interest and valuation on financial instruments	2,364,820	1,963,509	1,986,566
Interest income on loans and financial leases	2,154,151	1,791,476	1,793,826
Total debt investments	161,974	156,377	170,416
Derivatives	(1,026)	1,860	(502)
Total liquidity operations	49,721	13,796	22,826
Interest expenses	(910,937)	(796,396)	(841,736)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,453,883	1,167,113	1,144,830
Total credit impairment charges, net	(545,012)	(323,216)	(907,910)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	908,871	843,897	236,920
Revenues (Expenses) from transactions with other operating segments of the Bank	(25,022)	(10,089)	(25,054)
Fees and commissions income	446,583	351,603	310,773
Fees and commissions expenses	(210,004)	(151,906)	(118,016)
Total fees and commission income, net	236,579	199,697	192,757
Other operating income (Expense)	51,494	19,101	30,145
Dividends and net income on equity investments	9,655	4,387	6,984
Total operating income, net	1,181,577	1,056,993	441,752
Operating expenses	(797,091)	(700,226)	(590,269)
Impairment, depreciation and amortization	(110,293)	(104,493)	(112,358)
Total operating expenses	(907,384)	(804,719)	(702,627)
Profit (Loss) before income tax	274,193	252,274	(260,875)
Operating Segments | Banking El Salvador
Financial performance by operating segment
Total interest and valuation on financial instruments	1,527,860	1,193,824	1,226,150
Interest income on loans and financial leases	1,293,556	1,072,718	1,140,924
Total debt investments	170,423	105,035	84,366
Derivatives	63,494	15,345	227
Total liquidity operations	387	726	633
Interest expenses	(297,839)	(240,144)	(293,317)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,230,021	953,680	932,833
Total credit impairment charges, net	(102,710)	4,271	(366,691)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,127,311	957,951	566,142
Revenues (Expenses) from transactions with other operating segments of the Bank	(7,371)	7	(7,531)
Fees and commissions income	444,177	359,724	289,792
Fees and commissions expenses	(170,563)	(116,600)	(74,887)
Total fees and commission income, net	273,614	243,124	214,905
Other operating income (Expense)	19,685	9,712	14,266
Dividends and net income on equity investments	5,340	2,760	858
Total operating income, net	1,418,579	1,213,554	788,640
Operating expenses	(639,748)	(549,782)	(424,516)
Impairment, depreciation and amortization	(106,601)	(81,201)	(69,318)
Total operating expenses	(746,349)	(630,983)	(493,834)
Profit (Loss) before income tax	672,230	582,571	294,806
Operating Segments | Banking Guatemala
Financial performance by operating segment
Total interest and valuation on financial instruments	1,537,801	1,178,615	1,101,638
Interest income on loans and financial leases	1,509,143	1,109,804	1,012,174
Total debt investments	27,089	67,772	83,767
Total liquidity operations	1,569	1,039	5,697
Interest expenses	(528,459)	(397,138)	(450,091)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,009,342	781,477	651,547
Total credit impairment charges, net	(168,834)	35,841	(297,386)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	840,508	817,318	354,161
Revenues (Expenses) from transactions with other operating segments of the Bank	(45,526)	(26,324)	(35,171)
Fees and commissions income	218,554	159,908	176,268
Fees and commissions expenses	(91,424)	(50,144)	(39,871)
Total fees and commission income, net	127,130	109,764	136,397
Other operating income (Expense)	129,403	82,855	74,021
Dividends and net income on equity investments	828	658	953
Total operating income, net	1,052,343	984,271	530,361
Operating expenses	(577,497)	(464,199)	(423,211)
Impairment, depreciation and amortization	(54,999)	(102,991)	(132,237)
Total operating expenses	(632,496)	(567,190)	(555,448)
Profit (Loss) before income tax	419,847	417,081	(25,087)
Operating Segments | Trust
Financial performance by operating segment
Total interest and valuation on financial instruments	72	46	32
Interest income on loans and financial leases	72	46	32
Interest expenses	(150)	(167)	(166)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(78)	(121)	(134)
Total credit impairment charges, net	(796)	(4,595)	(1,270)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(874)	(4,716)	(1,404)
Revenues (Expenses) from transactions with other operating segments of the Bank	(12,658)	(26,584)	(24,159)
Fees and commissions income	318,869	347,878	349,150
Fees and commissions expenses	(3,668)	(3,881)	(4,095)
Total fees and commission income, net	315,201	343,997	345,055
Other operating income (Expense)	14,897	12,702	13,078
Dividends and net income on equity investments	2,164	28,201	29,145
Total operating income, net	318,730	353,600	361,715
Operating expenses	(153,377)	(129,923)	(104,005)
Impairment, depreciation and amortization	(1,630)	(1,548)	(1,379)
Total operating expenses	(155,007)	(131,471)	(105,384)
Profit (Loss) before income tax	163,723	222,129	256,331
Operating Segments | Investment Banking
Financial performance by operating segment
Total interest and valuation on financial instruments	4
Total debt investments	4
Interest expenses	(4)	(7)	(4)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(7)	(4)
Total credit impairment charges, net	(924)	(55)	42
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(924)	(62)	38
Revenues (Expenses) from transactions with other operating segments of the Bank	3,404	3,576	20,509
Fees and commissions income	86,232	79,531	37,447
Fees and commissions expenses	(269)	(49)	(61)
Total fees and commission income, net	85,963	79,482	37,386
Other operating income (Expense)	671	879	1,524
Dividends and net income on equity investments	8,760	(232)	(2,503)
Total operating income, net	97,874	83,643	56,954
Operating expenses	(47,997)	(34,905)	(23,658)
Impairment, depreciation and amortization	(232)	(206)	(217)
Total operating expenses	(48,229)	(35,111)	(23,875)
Profit (Loss) before income tax	49,645	48,532	33,079
Operating Segments | Brokerage
Financial performance by operating segment
Total interest and valuation on financial instruments	12,996	12,277	47,030
Interest income on loans and financial leases	511	28	45
Total debt investments	20,024	12,540	17,086
Derivatives	658	(832)	29,209
Total liquidity operations	(8,197)	541	690
Interest expenses	(104)	(73)	(35)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	12,892	12,204	46,995
Total credit impairment charges, net	3,133	(116)	(1,518)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	16,025	12,088	45,477
Revenues (Expenses) from transactions with other operating segments of the Bank	53,229	59,995	61,393
Fees and commissions income	111,366	117,282	112,628
Fees and commissions expenses	(6,160)	(4,135)	(3,597)
Total fees and commission income, net	105,206	113,147	109,031
Other operating income (Expense)	13,575	(6,075)	(5,736)
Dividends and net income on equity investments	(4,314)	2,177	(27,930)
Total operating income, net	183,721	181,332	182,235
Operating expenses	(153,317)	(119,265)	(88,828)
Impairment, depreciation and amortization	(1,754)	(1,896)	(1,892)
Total operating expenses	(155,071)	(121,161)	(90,720)
Profit (Loss) before income tax	28,650	60,171	91,515
Operating Segments | International Banking
Financial performance by operating segment
Total interest and valuation on financial instruments	512,417	251,135	347,881
Interest income on loans and financial leases	446,028	215,529	293,802
Total debt investments	48,722	35,739	33,885
Derivatives		1	14,995
Total liquidity operations	17,667	(134)	5,199
Interest expenses	(271,280)	(198,012)	(299,755)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	241,137	53,123	48,126
Total credit impairment charges, net	25,029	14,995	(56,122)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	266,166	68,118	(7,996)
Revenues (Expenses) from transactions with other operating segments of the Bank	212,049	81,997	118,854
Fees and commissions income	42,021	33,309	28,896
Fees and commissions expenses	(8,025)	(6,556)	(4,600)
Total fees and commission income, net	33,996	26,753	24,296
Other operating income (Expense)	9,954	11,109	12,939
Dividends and net income on equity investments	35	20	32
Total operating income, net	522,200	187,997	148,125
Operating expenses	(79,814)	(61,191)	(58,073)
Impairment, depreciation and amortization	(2,626)	(1,993)	(2,631)
Total operating expenses	(82,440)	(63,184)	(60,704)
Profit (Loss) before income tax	439,760	124,813	87,421
Operating Segments | All other segments
Financial performance by operating segment
Total interest and valuation on financial instruments	113,642	37,898	33,946
Interest income on loans and financial leases	116,072	36,226	31,767
Total debt investments	(2,447)	632	658
Total liquidity operations	17	1,040	1,521
Interest expenses	(99,863)	(52,776)	(63,243)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	13,779	(14,878)	(29,297)
Total credit impairment charges, net	(29,984)	(17,836)	(13,166)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(16,205)	(32,714)	(42,463)
Revenues (Expenses) from transactions with other operating segments of the Bank	(145,942)	(101,036)	(108,983)
Fees and commissions income	18,161	3,097	2,077
Fees and commissions expenses	(468)	(2,721)	(3,172)
Total fees and commission income, net	17,693	376	(1,095)
Other operating income (Expense)	1,886,750	1,238,893	887,454
Dividends and net income on equity investments	221,444	196,604	54,010
Total operating income, net	1,963,740	1,302,123	788,923
Operating expenses	(857,541)	(633,171)	(477,289)
Impairment, depreciation and amortization	(88,633)	(95,773)	(111,044)
Total operating expenses	(946,174)	(728,944)	(588,333)
Profit (Loss) before income tax	$ 1,017,566	573,179	200,590
Adjustments for consolidation
Financial performance by operating segment
Total interest and valuation on financial instruments		428	1,145
Interest income on loans and financial leases		428	1,145
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		428	1,145
Total credit impairment charges, net		(7,304)	7,282
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(6,876)	8,427
Other operating income (Expense)		(1,003)	(796)
Dividends and net income on equity investments			18,039
Total operating income, net		(7,879)	25,670
Impairment, depreciation and amortization		(795)	(903)
Total operating expenses		(795)	(903)
Profit (Loss) before income tax		$ (8,674)	$ 24,767